Stockholders? Equity (Deficit) - Warrants (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) shares	Jun. 30, 2019 shares	Jul. 31, 2018 $ / shares shares
Warrants
Purchase of additional common stock through warrants	993,204
Term of warrants	5 years
Exercise price of warrant | $ / shares	$ 10.40
Fair market value of warrant | $	$ 4,900,000
Exercise of warrants (in shares)		15,000
Exercise of warrants | $	$ 0	$ 156,000
Warrants to purchase	1,014,204	978,204	1,014,204
Risk Free Interest Rate
Warrants
Warrant measurement	2.0			2.96
Expected Term
Warrants
Term of warrants	5 years			10 years
Expected Dividend Rate
Warrants
Warrant measurement	0			0
Price Volatility
Warrants
Warrant measurement	65.1			66
Term Loan | SVB
Warrants
Purchase of additional common stock through warrants				36,000
Term of warrants				10 years
Exercise price of warrant | $ / shares				$ 7.47